Fair Value Measurements - Additional Information - Narrative (Details) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($) quotesPerInvestment	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) quotesPerInvestment	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) quotesPerInvestment	Dec. 31, 2022 USD ($) quotesPerInvestment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Quotes per fixed income investment | quotesPerInvestment	3.3		3.3		2.9	2.9
Assets | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers in/(out)	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 5.3	$ 0.0
Settlements and sales	$ (114.5)	$ (76.4)	$ (166.9)	$ (134.8)	$ (137.2)	$ (147.4)